SIGNIFICANT ACCOUNTING POLICIES - Fixed Assets (Details)	12 Months Ended
Dec. 31, 2019
Computer hardware and software | Minimum
Fixed Assets
Useful Lives of Fixed Assets	3 years
Computer hardware and software | Maximum
Fixed Assets
Useful Lives of Fixed Assets	5 years
Other furniture and fixtures | Minimum
Fixed Assets
Useful Lives of Fixed Assets	5 years
Other furniture and fixtures | Maximum
Fixed Assets
Useful Lives of Fixed Assets	7 years